Digital Assets	12 Months Ended
Mar. 31, 2023
Digital Assets [Abstract]
Digital assets

11. Digital assets

	2023	2022
	US$	US$
Digital assets held on exchange institutions	41,113,238	8,438,027
Digital assets held on exchange institutions - restricted	5,110,220	—
Total	46,223,458	8,438,027

The digital assets held on third party exchange institutions are measured at fair value. They represented a balance represented balance of digital assets attributable to the Company held in shared wallets of the third-party exchanges. The balance is measured at fair value through profit or loss. The Company pledged digital assets as collateral of derivative contracts entered as of March 31, 2023.